PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	Investment properties	Premises	Equipment	Operating lease assets	Right-of- use asset[1]	Total
	£m	£m	£m	£m	£m	£m
Cost or valuation:
At 1 January 2019	3,770	1,216	5,007	6,754	1,716	18,463
Exchange and other adjustments	16	3	5	(4)	—	20
Additions	—	121	522	1,693	196	2,532
Expenditure on investment properties (see below)	73	—	—	—	—	73
Change in fair value of investment properties (note 7)	(108)	—	—	—	—	(108)
Disposals	(198)	(245)	(238)	(1,694)	(27)	(2,402)
At 31 December 2019	3,553	1,095	5,296	6,749	1,885	18,578
Exchange and other adjustments	—	1	—	(3)	(2)	(4)
Additions	—	76	316	1,436	142	1,970
Expenditure on investment properties (see below)	82	—	—	—	—	82
Change in fair value of investment properties (note 7)	(209)	—	—	—	—	(209)
Disposals	(79)	(189)	(505)	(1,917)	(125)	(2,815)
At 31 December 2020	3,347	983	5,107	6,265	1,900	17,602
Accumulated depreciation and impairment:
At 1 January 2019	—	216	2,298	1,933	—	4,447
Exchange and other adjustments	—	—	(1)	(36)	1	(36)
Depreciation charge for the year (note 11)	—	125	715	1,008	216	2,064
Disposals	—	(225)	(180)	(595)	(1)	(1,001)
At 31 December 2019	—	116	2,832	2,310	216	5,474
Exchange and other adjustments	—	(2)	2	(3)	(1)	(4)
Depreciation charge for the year (note 11)	—	127	680	1,011	228	2,046
Disposals	—	(143)	(469)	(1,013)	(43)	(1,668)
At 31 December 2020	—	98	3,045	2,305	400	5,848
Balance sheet amount at 31 December 2020	3,347	885	2,062	3,960	1,500	11,754
Balance sheet amount at 31 December 2019	3,553	979	2,464	4,439	1,669	13,104
1Primarily premises.

Schedule of Expenditure on Investment Properties	Expenditure on investment properties is comprised as follows:

	2020	2019
	£m	£m
Acquisitions of new properties	61	21
Additional expenditure on existing properties	21	52
	82	73

Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases
At 31 December the future minimum rentals receivable under non-cancellable operating leases were as follows:

	2020	2019
	£m	£m
Receivable within 1 year	864	978
1 to 2 years	548	620
2 to 3 years	274	312
3 to 4 years	78	102
4 to 5 years	7	12
Over 5 years	—	2
Total future minimum rentals receivable	1,771	2,026